Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 14. Fair Value Measurements

The Company measures and reports its derivative instruments and contingent purchase consideration liabilities at fair value. Fair value is defined as an exit price that would be received for the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2: Observable inputs that reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3: Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets and liabilities measured and recorded at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$161	$—	$161

Total assets measured at fair value	$—	$161	$—	$161

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$12,835	$12,835

Total liabilities measured at fair value	$—	$—	$12,835	$12,835

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts (1)	$—	$40	$—	$40

Total assets measured at fair value	$—	$40	$—	$40

Liabilities:
Contingent purchase consideration liabilities (2)	$—	$—	$3,395	$3,395

Total liabilities measured at fair value	$—	$—	$3,395	$3,395

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)

The fair values of the contingent purchase consideration liabilities were determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2010	2011	2012
Fair value - beginning of period	$6,384	$3,159	$12,835
Additions due to acquisitions	—	13,519	2,943
Change in fair value of Level 3 liabilities(3)	1,555	425	(130)
Effects of foreign currency exchange	—	(1,101)	(467)
Payments of contingent consideration	(4,780)	(3,167)	(11,786)

Fair value - end of period	$3,159	$12,835	$3,395

(3)

The change in fair value of the contingent purchase consideration liabilities, which was included in general and administrative expenses, is due to the passage of time and changes in the probability of achievement used to develop the estimate.

Assets and liabilities measured and recorded at fair value on a non-recurring basis

As a result of a restructuring (Note 18), the Company concluded that the fair value of the software and property and equipment held by the subsidiaries located in Germany, Hong Kong and China was nil and recorded an assets impairment of $1,286, since the estimated cash flow on assets is nil. The fair value amounts were derived using the income approach, which required Level 3 inputs such as estimated future cash flows.

Assets and liabilities for which fair value is only disclosed

The carrying amounts of cash and cash equivalents, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts

The fair value of the Company’s investment in Scene as of December 31, 2012 was estimated at $9,750. The Company classified its investment in Scene as Level 3, as unobservable inputs that were significant to the fair value measurement were used in the valuation of the investment. The valuation takes into account variables such as Scene’s capital structure and the terms of the investment including put and call options.

The fair value of long-term debt as of December 31, 2012 was $100,611 as compared to its carrying amount of $97,231 (Note 12). The fair value of long-term debt was estimated through Level 2 of the fair value hierarchy (average quoted price in the over-the counter-market). In the previous periods the Company estimated the fair value of long-term debt using a discounted cash flow model, based on the rates currently available for debt with similar terms and remaining maturities. The Company believes the change in valuation technique will improve the quality of the disclosures.